Related Parties Balances and Transactions (Tables)	12 Months Ended
Sep. 30, 2024
Related Parties Balances and Transactions [Abstract]
Schedule of Amount Due from Related Parties

The balances of amount due from related parties were as follows:

	As of September 30,
	2024	2023
Prestige Financial Holdings Group Limited (“PFHGL”)(1)	$1,686,600	$1,637,428
Prestige Securities Limited (“PSL”) (2)	15,432	—
Less: Provision of current expected credit losses	(1,702,032)	(44,835)
Total	$—	$1,592,593
(1)	The balances as of September 30, 2023 and 2024 mainly represented the balances due from PFHGL for its operation purpose, which were due upon request. On December 7, 2024, the Group received a letter and was informed that PFHGL was in liquidation by an Order made by the Eastern Caribbean Supreme Court in the British Virgin Islands since December 2, 2024. As of the date of this report, the Group was still in the process of collection. During the year ended September 30, 2024, the Group provided a full allowance for credit losses, as the credit risk was perceived as remote. As of September 30, 2024 and 2023, the allowance for credit losses were $1,686,600 and $44,835 respectively.

(2)	The balance as of September 30, 2024 mainly represented the rental fee from Prestige Securities Limited. Prestige Securities Limited is an entity wholly owned by PFHGL. The Group leases the office premises to Prestige Securities Limited under non-cancelable operating leases with an expiration date on June 30, 2025. The monthly rental expense is HK$ 10,000. As of September 30, 2024, the Group provided full allowance for the credit losses accordingly considering the status of PFHGL. As of September 30, 2024 and 2023, the allowance for credit losses were $15,432 and nil respectively.

Schedule of Amount Due to Related Parties

The balances of amount due to related parties were as follows:

	As of September 30,
	2024	2023
Hongtao Shi(3)	$65,001	$—
Ngat Wong(4)	20,600	—
Total	$85,601	$—
(3)	The balance as of September 30, 2024 mainly represented the expense paid on behalf from Hongtao Shi for Group’s operation. Mr. Hongtao Shi resigned his position of Chief Executive Officer and Chairperson of the Board of the Company on December 19, 2024 and January 6, 2025 respectively.

(4)	The balance as of September 30, 2024 mainly represented the expense paid on behalf from Ngat Wong for Group’s operation.

Schedule of Amounts Due from Related Parties

The details of the related party transactions were as follows:

	Prestige Capital Global Inc.	Prestige Securities Limited	Prestige Financial Holdings Group	Total
	USD	USD	USD	USD
Balance as of 9/30/2022	1,275	—	2,993,971	2,995,246
Loan to PFHGL	—	—	8,401	8,401
Accrual interest due from PFHGL	—	—	(1,414,340)	(1,414,340)
Salary and other expense paid by the Group on behalf of PFHGL	—	—	41,644	41,644
Other expense paid by the Group on behalf of PCGI	(1,281)	—	—	(1,281)
Provision of current expected credit losses	—	—	(44,835)	(44,835)
Exchange diff.	6	—	7,752	7,758
Balance as of 9/30/2023	—	—	1,592,593	1,592,593
Accrual interest due from PFHGL	—	—	—	—
Loans & interest repayment	—	—	—	—
Salary and other expense paid by the Group on behalf of PFHGL	—	—	37,411	37,411
Rental fee due from PSL		15,357	—	15,357
Provision of current expected credit losses	—	(15,432)	(1,686,600)	(1,702,032)
Exchange diff.	—	75	56,596	56,671
Balance as of 9/30/2024	—	—	—	—

Amounts due to related parties

	Prestige Securities Limited	Hongtao Shi	Ngat Wong	Total
	USD	USD	USD	USD
Balance as of 9/30/2022	27,962	—	—	27,962
Rental expense incurred by renting from PSL	25,548	—	—	25,548
Rental expense paid to PSL	(53,651)	—	—	(53,651)
Exchange diff.	141	—	—	141
Balance as of 9/30/2023	—	—	—	—
Other expense paid on behalf for the Group	—	232,220	20,600	252,820
Repayment to Hongtao Shi	—	(170,220)	—	(170,220)
Exchange diff.		1	—	1
Balance as of 9/30/2024	—	65,001	20,600	85,601